Intangible Assets (Details Narrative) (USD $)	1 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2011	Apr. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Payments for intellectual properties		$ 630,000	$ 0	$ 0	$ 0	$ 350,000
Value of shares issued for intellectual properties		20,000				693,000
Payments to acquire license	350,000
Intellectual properties, estimated useful live		10 years	10 years
Finite lived intangible asset, amortization expense			$ 48,750	$ 48,750	$ 65,000	$ 65,000